Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event	25. SUBSEQUENT EVENT On February 11, 2015, preferred share dividends in the amount of $4 million and common share dividends in the amount of $25 million were declared.